FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
July 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.5%
63,883	General Dynamics Corp. (a)	$14,282,961
	Air Freight & Logistics — 3.1%
141,963	C.H. Robinson Worldwide, Inc. (a)	14,221,853
111,246	Expeditors International of Washington, Inc. (a)	14,161,616
		28,383,469
	Beverages — 4.5%
201,249	Brown-Forman Corp., Class B	14,208,180
222,612	Coca-Cola (The) Co. (a)	13,786,361
72,820	PepsiCo, Inc. (a)	13,650,837
		41,645,378
	Biotechnology — 1.6%
97,109	AbbVie, Inc. (a)	14,525,564
	Building Products — 1.5%
184,355	A.O. Smith Corp. (a)	13,389,704
	Capital Markets — 4.4%
470,847	Franklin Resources, Inc. (a)	13,767,566
32,888	S&P Global, Inc. (a)	12,974,645
115,200	T. Rowe Price Group, Inc. (a)	14,199,552
		40,941,763
	Chemicals — 9.1%
46,031	Air Products and Chemicals, Inc. (a)	14,054,645
65,955	Albemarle Corp. (a)	14,000,927
73,397	Ecolab, Inc. (a)	13,441,927
36,137	Linde PLC (a)	14,117,642
95,322	PPG Industries, Inc. (a)	13,716,836
51,880	Sherwin-Williams (The) Co. (a)	14,344,820
		83,676,797
	Commercial Services & Supplies — 1.5%
27,229	Cintas Corp. (a)	13,670,047
	Consumer Staples Distribution & Retail — 6.0%
183,404	Sysco Corp. (a)	13,995,559
102,675	Target Corp. (a)	14,012,057
453,779	Walgreens Boots Alliance, Inc. (a)	13,599,757
87,281	Walmart, Inc. (a)	13,952,741
		55,560,114
	Containers & Packaging — 1.5%
1,375,267	Amcor PLC (a)	14,110,240
	Distributors — 1.5%
88,253	Genuine Parts Co. (a)	13,742,757
	Electric Utilities — 1.5%
184,154	NextEra Energy, Inc. (a)	13,498,488
	Electrical Equipment — 1.5%
150,738	Emerson Electric Co. (a)	13,769,916
	Food Products — 6.1%
167,300	Archer-Daniels-Midland Co. (a)	14,213,808
343,145	Hormel Foods Corp. (a)	14,027,768

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
90,793	J.M. Smucker (The) Co. (a)	$13,677,965
156,625	McCormick & Co., Inc. (a)	14,014,805
		55,934,346
	Gas Utilities — 1.5%
112,878	Atmos Energy Corp. (a)	13,738,381
	Health Care Equipment & Supplies — 4.5%
121,302	Abbott Laboratories (a)	13,504,552
49,659	Becton, Dickinson & Co. (a)	13,835,990
156,642	Medtronic PLC (a)	13,746,902
		41,087,444
	Health Care Providers & Services — 1.5%
149,424	Cardinal Health, Inc. (a)	13,667,813
	Hotels, Restaurants & Leisure — 1.5%
47,087	McDonald’s Corp. (a)	13,805,909
	Household Products — 7.4%
141,755	Church & Dwight Co., Inc. (a)	13,561,701
89,612	Clorox (The) Co. (a)	13,574,426
179,446	Colgate-Palmolive Co. (a)	13,684,552
101,370	Kimberly-Clark Corp. (a)	13,086,867
90,628	Procter & Gamble (The) Co. (a)	14,165,156
		68,072,702
	Industrial Conglomerates — 1.6%
133,350	3M Co. (a)	14,868,525
	Insurance — 6.1%
191,883	Aflac, Inc. (a)	13,880,816
196,860	Brown & Brown, Inc. (a)	13,868,787
69,330	Chubb Ltd. (a)	14,171,746
135,338	Cincinnati Financial Corp. (a)	14,559,662
		56,481,011
	IT Services — 1.6%
99,635	International Business Machines Corp. (a)	14,365,374
	Life Sciences Tools & Services — 1.5%
36,974	West Pharmaceutical Services, Inc. (a)	13,607,911
	Machinery — 9.3%
53,608	Caterpillar, Inc. (a)	14,215,233
91,416	Dover Corp. (a)	13,343,994
54,667	Illinois Tool Works, Inc. (a)	14,394,914
56,769	Nordson Corp. (a)	14,283,648
209,840	Pentair PLC (a)	14,583,880
144,192	Stanley Black & Decker, Inc. (a)	14,313,940
		85,135,609
	Metals & Mining — 1.6%
83,436	Nucor Corp. (a)	14,358,501
	Multi-Utilities — 1.5%
143,154	Consolidated Edison, Inc. (a)	13,579,589

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.1%
85,922	Chevron Corp. (a)	$14,061,994
131,765	Exxon Mobil Corp. (a)	14,130,479
		28,192,473
	Pharmaceuticals — 1.5%
81,267	Johnson & Johnson (a)	13,614,661
	Professional Services — 1.6%
58,055	Automatic Data Processing, Inc. (a)	14,354,679
	Residential REITs — 1.5%
56,897	Essex Property Trust, Inc. (a)	13,857,264
	Retail REITs — 2.9%
134,782	Federal Realty Investment Trust (a)	13,683,069
219,407	Realty Income Corp. (a)	13,377,245
		27,060,314
	Software — 1.5%
28,084	Roper Technologies, Inc. (a)	13,846,816
	Specialty Retail — 1.5%
59,419	Lowe’s Cos., Inc. (a)	13,920,089
	Trading Companies & Distributors — 1.4%
18,071	W.W. Grainger, Inc. (a)	13,345,253
	Total Common Stocks	918,091,862
	(Cost $854,987,501)
MONEY MARKET FUNDS — 0.6%
5,618,844	Dreyfus Government Cash Management Fund, Institutional Shares - 5.14% (b)	5,618,844
	(Cost $5,618,844)
	Total Investments — 100.5%	923,710,706
	(Cost $860,606,345)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(250)	3M Co.	$(2,787,500)	$105.00	08/18/23	(168,750)
(286)	A.O. Smith Corp.	(2,077,218)	75.00	08/18/23	(13,156)
(370)	Abbott Laboratories	(4,119,210)	115.00	08/18/23	(14,800)
(192)	AbbVie, Inc.	(2,871,936)	145.00	08/18/23	(108,480)
(598)	Aflac, Inc.	(4,325,932)	72.50	08/18/23	(68,770)
(76)	Air Products and Chemicals, Inc.	(2,320,508)	300.00	08/18/23	(76,760)
(95)	Albemarle Corp.	(2,016,660)	220.00	08/18/23	(56,145)
(2,646)	Amcor PLC	(2,714,796)	10.00	08/18/23	(119,070)
(335)	Archer-Daniels-Midland Co.	(2,846,160)	82.50	08/18/23	(103,850)
(599)	Atmos Energy Corp.	(7,290,429)	125.00	08/18/23	(59,900)
(153)	Automatic Data Processing, Inc.	(3,783,078)	240.00	08/18/23	(125,460)
(76)	Becton, Dickinson & Co.	(2,117,512)	260.00	08/18/23	(149,720)
(340)	Brown & Brown, Inc.	(2,395,300)	70.00	08/18/23	(44,540)
(240)	C.H. Robinson Worldwide, Inc.	(2,404,320)	100.00	08/18/23	(79,200)
(279)	Cardinal Health, Inc.	(2,552,013)	92.50	08/18/23	(53,010)
(119)	Caterpillar, Inc.	(3,155,523)	260.00	08/18/23	(121,975)
(227)	Chevron Corp.	(3,715,082)	160.00	08/18/23	(121,445)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(158)	Chubb Ltd.	$(3,229,678)	$200.00	08/18/23	$(94,958)
(520)	Church & Dwight Co., Inc.	(4,974,840)	100.00	08/18/23	(8,320)
(332)	Cincinnati Financial Corp.	(3,571,656)	105.00	08/18/23	(133,796)
(82)	Cintas Corp.	(4,116,728)	510.00	08/18/23	(33,866)
(150)	Clorox (The) Co.	(2,272,200)	155.00	08/18/23	(36,300)
(787)	Coca-Cola (The) Co.	(4,873,891)	62.50	08/18/23	(31,480)
(546)	Colgate-Palmolive Co.	(4,163,796)	77.50	08/18/23	(28,938)
(445)	Consolidated Edison, Inc.	(4,221,270)	97.50	08/18/23	(22,250)
(131)	Dover Corp.	(1,912,207)	150.00	08/18/23	(11,790)
(278)	Ecolab, Inc.	(5,091,292)	190.00	08/18/23	(62,550)
(526)	Emerson Electric Co.	(4,805,010)	92.50	08/18/23	(55,756)
(94)	Essex Property Trust, Inc.	(2,289,370)	240.00	08/18/23	(69,090)
(222)	Expeditors International of Washington, Inc.	(2,826,060)	125.00	08/18/23	(104,340)
(321)	Exxon Mobil Corp.	(3,442,404)	105.00	08/18/23	(104,325)
(649)	Federal Realty Investment Trust	(6,588,648)	105.00	08/18/23	(58,410)
(1,360)	Franklin Resources, Inc.	(3,976,640)	30.00	08/18/23	(48,960)
(228)	General Dynamics Corp.	(5,097,624)	220.00	08/18/23	(124,716)
(149)	Genuine Parts Co.	(2,320,228)	155.00	08/18/23	(41,720)
(928)	Hormel Foods Corp.	(3,793,664)	40.00	08/18/23	(125,280)
(162)	Illinois Tool Works, Inc.	(4,265,784)	260.00	08/18/23	(137,700)
(497)	International Business Machines Corp.	(7,165,746)	140.00	08/18/23	(223,650)
(185)	J.M. Smucker (The) Co.	(2,787,025)	150.00	08/18/23	(49,025)
(227)	Johnson & Johnson	(3,802,931)	170.00	08/18/23	(42,676)
(175)	Kimberly-Clark Corp.	(2,259,250)	135.00	08/18/23	(3,500)
(91)	Linde PLC	(3,555,097)	385.00	08/18/23	(89,180)
(104)	Lowe’s Cos., Inc.	(2,436,408)	230.00	08/18/23	(71,760)
(939)	McCormick & Co., Inc.	(8,402,172)	90.00	08/18/23	(127,704)
(113)	McDonald’s Corp.	(3,313,160)	295.00	08/18/23	(28,815)
(581)	Medtronic PLC	(5,098,856)	90.00	08/18/23	(30,212)
(256)	NextEra Energy, Inc.	(1,876,480)	75.00	08/18/23	(20,480)
(147)	Nordson Corp.	(3,698,667)	240.00	08/18/23	(183,750)
(145)	Nucor Corp.	(2,495,305)	165.00	08/18/23	(147,900)
(608)	Pentair PLC	(4,225,600)	67.50	08/18/23	(145,920)
(235)	PepsiCo, Inc.	(4,405,310)	190.00	08/18/23	(27,495)
(242)	PPG Industries, Inc.	(3,482,380)	150.00	08/18/23	(9,680)
(303)	Procter & Gamble (The) Co.	(4,735,890)	155.00	08/18/23	(82,113)
(642)	Realty Income Corp.	(3,914,274)	62.50	08/18/23	(16,050)
(89)	Roper Technologies, Inc.	(4,388,145)	500.00	08/18/23	(36,045)
(72)	S&P Global, Inc.	(2,840,472)	420.00	08/18/23	(3,384)
(118)	Sherwin-Williams (The) Co.	(3,262,700)	270.00	08/18/23	(106,200)
(166)	Stanley Black & Decker, Inc.	(1,647,882)	95.00	08/18/23	(101,260)
(341)	Sysco Corp.	(2,602,171)	75.00	08/18/23	(97,185)
(208)	T. Rowe Price Group, Inc.	(2,563,808)	120.00	08/18/23	(147,680)
(116)	Target Corp.	(1,583,052)	135.00	08/18/23	(70,180)
(35)	W.W. Grainger, Inc.	(2,584,715)	770.00	08/18/23	(9,625)
(578)	Walgreens Boots Alliance, Inc.	(1,732,266)	30.00	08/18/23	(36,992)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(286)	Walmart, Inc.	$(4,571,996)	$160.00	08/18/23	$(81,510)
(63)	West Pharmaceutical Services, Inc.	(2,318,652)	380.00	08/18/23	(16,695)
	Total Written Options				(4,826,242)
	(Premiums received $5,080,720)
	Net Other Assets and Liabilities — 0.0%				286,610
	Net Assets — 100.0%				$919,171,074

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2023, the value of these securities amounts to $229,076,577.
(b)	Rate shown reflects yield as of July 31, 2023.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$918,091,862	$918,091,862	$—	$—
Money Market Funds	5,618,844	5,618,844	—	—
Total Investments	$923,710,706	$923,710,706	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,826,242)	$(4,353,977)	$(472,265)	$—

*	See Portfolio of Investments for industry breakout.